LEASES - Additional Information (Details) - Office and Laboratory Space - USD ($) $ in Millions		6 Months Ended
	Sep. 12, 2024	Jun. 30, 2025
Lessor, Lease, Description [Line Items]
Sublease term	3 years 7 months
Sublease income	$ 2.7	$ 0.5